Cover Page	Jul. 27, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 27, 2021
Entity Registrant Name	Chevron Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-00368
Entity Tax Identification Number	94-0890210
Entity Address, Address Line One	6001 Bollinger Canyon Road,
Entity Address, City or Town	San Ramon,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94583
City Area Code	925
Local Phone Number	842-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.75 per share
Trading Symbol	CVX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000093410
Amendment Flag	true
Amendment Description	Postponement of executive retirement date